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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                              ---------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tamalpais Asset Management LP
Address: 3 Harbor Dr Ste. 204
         Sausalito, CA 94965

Form 13F File Number: 28-12446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darren Huber
Title:   Chief Compliance Officer
Phone:   415-289-3606

Signature, Place, and Date of Signing:

  /s/ Darren Huber           Sausalito, CA               October 27, 2009
---------------------   -----------------------    -----------------------------
     [Signature]             [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           37
Form 13F Information Table Value Total:     $263,377
                                         -----------
                                         (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

    COLUMN 1       COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8
-----------------  ----------------  ---------  --------  ------------------  ----------  --------  -------------------------
                                                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
 NAME OF ISSUER     TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED     NONE
-----------------  ----------------  ---------  --------  -------  ---  ----  ----------  --------  ------  ---------  ------
ALCATEL LUCENT
 TECHNOLOGIES INC  DBCV 2.875% 6/1   549463AH0  $  5,053    6,000  PRN        SOLE                  SOLE
ALLIANT
 TECHSYSTEMS INC   NOTE 2.750% 2/1   018804AH7  $  5,273    5,000  PRN        SOLE                  SOLE
AMERIGROUP
 CORP              NOTE 2.000% 5/1   03073TAB8  $  1,358    1,500  PRN        SOLE                  SOLE
AMR CORP           COM               001765106  $  3,754  472,200  SH         SOLE                  SOLE
CEPHALON INC       NOTE 2.500% 5/0   156708AR0  $  4,740    4,500  PRN        SOLE                  SOLE
CHESAPEAKE
 ENERGY CORP       COM               165167107  $  2,008   70,700  SH         SOLE                  SOLE
CHIQUITA
 BRANDS INTL INC   COM               170032809  $  2,159  133,600  SH         SOLE                  SOLE
CIENA CORP         NOTE 0.250% 5/0   171779AB7  $  6,804    8,500  PRN        SOLE                  SOLE
COEUR D ALENE
 MINES CORP IDA    NOTE 3.250% 3/1   192108AR9  $ 15,700   17,809  PRN        SOLE                  SOLE
DR HORTON INC      NOTE 2.000% 5/1   23331ABB4  $ 11,961   10,495  PRN        SOLE                  SOLE
EURONET
 WORLDWIDE INC     NOTE 3.500% 10/1  298736AF6  $ 11,441   12,061  PRN        SOLE                  SOLE
EXTERRAN HLDGS
 INC               NOTE 4.250% 6/1   30225XAA1  $ 10,615    8,500  PRN        SOLE                  SOLE
FEI CO             NOTE 2.875% 6/0   30241LAF6  $  2,692    2,500  PRN        SOLE                  SOLE
HECLA MNG GO       6.5% CONV PFD     422704304  $  9,055  167,408  PRN        SOLE                  SOLE
HERTZ GOLBAL
 HOLDINGS INC      NOTE 5.250% 6/0   42805TAA3  $ 10,623    7,000  PRN        SOLE                  SOLE
HOLOGIC INC        FRNT 2.000% 12/1  436440AA9  $ 13,308   16,000  PRN        SOLE                  SOLE
ITRON INC          COM               465741106  $  1,539   24,000  SH         SOLE                  SOLE
KINROSS GOLD
 CORP              NOTE 1.750% 3/1   496902AD9  $  6,046    5,609  PRN        SOLE                  SOLE
LIFEPOINT
 HOSPITALS INC     NOTE 3.500% 5/1   53219LAH2  $ 12,177   14,000  PRN        SOLE                  SOLE
LOWES INC          COM               548661107  $    314   15,000  SH         SOLE                  SOLE
MICRON
 TECHNOLOGY INC    NOTE 1.875% 6/0   595112AH6  $  9,239   11,000  PRN        SOLE                  SOLE
MICRON
 TECHNOLOGY INC    NOTE 4.250% 10/1  595112AJ2  $  5,371    3,000  PRN        SOLE                  SOLE
NASDAQ OMX
 GROUP INC         NOTE 2.500% 8/1   631103AA6  $ 14,060   16,111  PRN        SOLE                  SOLE
NEWMONT
 MINING CORP       COM               651639106  $  3,649   82,900  SH         SOLE                  SOLE
NII HLDGS INC      NOTE 3.125% 6/1   62913FAJ1  $ 13,196   15,000  PRN        SOLE                  SOLE
PENN VA CORP       NOTE 4.500% 11/1  707882AA4  $  5,796    6,425  PRN        SOLE                  SOLE
REGIS CORP
 MINN              NOTE 5.000% 7/1   758932AA5  $  6,144    5,000  PRN        SOLE                  SOLE

                           FORM 13F INFORMATION TABLE

    COLUMN 1       COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8
-----------------  ----------------  ---------  --------  ------------------  ----------  --------  -------------------------
                                                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
 NAME OF ISSUER     TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED     NONE
-----------------  ----------------  ---------  --------  -------  ---  ----  ----------  --------  ------  ---------  ------
SANDISK CORP       NOTE 1.000% 5/1   80004CAC5  $ 15,389   19,653  PRN        SOLE                  SOLE
SPORTS PPTYS
 ACQUISITION COR   *W EXP 1/17/201   84920F115  $      4   20,000  SH         SOLE                  SOLE
IDEATION
 ACQUISITION CORP  *W EXP 11/19/201  451665111  $     50   29,500  SH         SOLE                  SOLE
ST MARY LD &
 EXPL CO           NOTE 3.500% 4/0   792228AD0  $ 13,599   14,000  PRN        SOLE                  SOLE
TECH DATA CORP     DBCV 2.750% 12/1  878237AE6  $  2,606    2,500  PRN        SOLE                  SOLE
TEREX CORP NEW     NOTE 4.000% 6/0   880779AV5  $ 11,180    7,500  PRN        SOLE                  SOLE
TRANSOCEAN INC     NOTE 1.500% 12/1  893830AV1  $  2,914    3,000  PRN        SOLE                  SOLE
TYSON FOODS INC    NOTE 3.250% 10/1  902494AP8  $ 13,127   12,300  PRN        SOLE                  SOLE
WEBMD CORP         NOTE 3.125% 9/0   94769MAG0  $  8,938    8,377  PRN        SOLE                  SOLE
WESTERN REFNG INC  COM               959319104  $  1,495  231,800  SH         SOLE                  SOLE